Acquisitions - Estimated Fair Value of Assets Acquired of Acquisition Date (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2020
Disclosure of detailed information about business combination [line items]
Right-of-use assets	$ 7,844	$ 2,572
Fresno
Disclosure of detailed information about business combination [line items]
Intangible assets		7,900
Right-of-use assets		153
Lease liability		(153)
Net identifiable assets and liabilities		7,900
Goodwill		17,771	$ 17,800
Aggregate purchase price	$ 25,700	$ 25,671